Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current	$ 141.6	$ 121.3
Unused tax credits for which no deferred tax asset recognised	$ 3.9	$ 4.0